Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Trade receivables, allowance for doubtful accounts	$ 725,714	4,502,766	$ 593,572	3,682,874
Inventory and work in process, inventory provision	702,074	4,356,091	550,490	3,415,570
Long-term investments, impairment	38,681	240,000		240,000
Property and equipment, accumulated depreciation	1,533,699	9,515,986		8,134,647
Intangible assets, accumulated amortization	$ 12,924,287	80,190,029		76,424,196
Ordinary shares, U.S. dollars par value	0.0756	0.0756
Ordinary shares, shares authorized (in Shares)	6,613,756	6,613,756	6,613,756	6,613,756
Ordinary shares, shares issued (in Shares)	3,921,176	3,921,176	3,921,176	3,921,176
Ordinary shares, shares outstanding (in Shares)	3,989,626	3,989,626	3,989,626	3,989,626